Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes Disclosure [Line Items]
Statutory federal income tax rate		35.00%	35.00%	34.00%
Increase in income tax expense		$ 511,000
Valuation allowance		0	$ 0
Liability for uncertain tax positions, current		0
Unrecognized tax benefits		$ 0
Scenario Forecast [Member]
Income Taxes Disclosure [Line Items]
Statutory federal income tax rate	21.00%